Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

ReboundTM Asset Purchase Agreement

On October 9, 2024, the Company entered into an asset purchase agreement with Sequence LifeScience, Inc. (“Sequence”) to acquire Sequence’s Rebound™ full thickness placental-derived allograft matrix product and certain related assets. The aggregate consideration paid for the assets was $5,500, which consisted of (i) an upfront cash payment of $1,000 (ii) an aggregate of up to $4,000 in monthly milestone payments, and (iii) a credit of $500 for previous payments made by Celularity to Sequence pursuant to a letter of intent between Celularity and Sequence dated August 16, 2024. Pursuant to the terms of the asset purchase agreement, the milestone payments are calculated based on 20% of net sales collected by Celularity from its customers during the preceding calendar month, commencing the first full month after the closing of the transaction.

Concurrently with the execution of the asset purchase agreement, the Company entered into an exclusive supply agreement with Sequence for the manufacture and supply of Rebound for a minimum period of six months. Celularity retains the right to manufacture Rebound internally and intends to commence a technology transfer as soon as practicable.

Unsecured Senior Convertible Notes

On November 25, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an accredited investor exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and Rule 506(b) of Regulation D promulgated thereunder, pursuant to which the Company agreed to sell and issue, in one or more closings, to the investor and other purchasers (the “Purchasers”) in a private placement transaction, unsecured senior convertible notes (the “Notes”) and warrants (the “Purchaser Warrants”) for an aggregate original principal amount of up to $1,000. As of the date of this filing, the Company issued and sold $750 Notes and Purchaser Warrants pursuant to the Purchase Agreement.

The Notes bear interest at an annual rate of 8% (increasing to 10% in the event of default as defined in the Purchase Agreement) and have a maturity date of one year from the date of issuance. Upon an event of default, the Notes are convertible at the Purchasers’ option into shares of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”), at a price per share equal to (i) $2.85 (adjusted for stock splits, reverse stock splits, stock dividends, or similar transactions); or (ii) the offering price of a subsequent financing transaction with gross proceeds of $2,500 or more (a “Subsequent Financing”), subject to a floor price of $1.00 per share. The Notes include customary negative covenants restricting the Company’s ability to incur other indebtedness other than as permitted, pay dividends to stockholders, grant or suffer to exist a security interest in any of the Company’s assets, other than as permitted, amongst others. In addition, the Notes include customary events of default.

The Purchaser Warrants entitle the Purchasers to purchase shares of Common Stock equal to each Purchaser’s subscription amount divided by the exercise price of $2.85 per share. The exercise price, and the number of shares of Common Stock issuable under the Purchaser Warrants, are subject to a one-time reset upon the completion of a Subsequent Financing, subject to a floor price of $1.00 per share. The Purchaser Warrants are immediately exercisable and have a 5-year term.

In connection with the transaction, the Company paid a cash fee equal to 7% of the aggregate proceeds, a non-accountable expense fee of 1% of the aggregate proceeds, and an initial retainer fee of $25, and a reimbursement of legal expenses up to $75. In addition, the Company agreed to issue a 5-year warrant to purchase a number of shares of Common Stock equal to 7% of the proceeds of the transaction (the “Placement Agent Warrants”), at an exercise price equal to 125% of the offering price. The Placement Agent Warrants are subject to the same one-time exercise price adjustment provision as the Purchaser Warrants in connection with a Subsequent Financing. The Company intends to use the net proceeds from the Notes and the Purchaser Warrants for working capital and general corporate purposes.

There are no additional items that have not previously been mentioned elsewhere (see Note 1) requiring disclosure.

20. Subsequent Events

The Company has evaluated subsequent events through the date of issuance and there are no additional items that have not previously been mentioned elsewhere requiring disclosure (see Notes 1, 2, 3, 9, 11, 12, 15, and 19).